Interests in subsidiaries	12 Months Ended
Dec. 31, 2025
Interests In Subsidiaries [Line Items]
Interests in subsidiaries
Note 27
Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS AG
defines its
significant subsidiaries
as those
entities that,
either individually
or in
aggregate, contribute significantly
to UBS AG’s financial
position or results of
operations, based on a
number of criteria, including
the subsidiaries’ equity
and
contribution
to
UBS
AG’s
total
assets
and
profit
or
loss
before
tax,
in
accordance
with
the
requirements
set
by
IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (the SEC).
Individually significant subsidiaries
The table below lists UBS AG’s individually significant subsidiaries as of 31 December 2025. Unless otherwise stated, the
subsidiaries listed
below have
share capital
consisting solely
of ordinary
shares held entirely
by UBS
AG and
the proportion
of ownership interest held is equal to the voting rights held by UBS AG.
The country
where the
respective registered
office is
located is
also the
principal place
of business.
UBS AG
operates
through a global
branch network and
a significant proportion
of its business
activity is conducted
outside Switzerland,
including in the
UK, the US,
Singapore, the Hong
Kong SAR and
other countries. UBS
Europe SE has
branches and offices
in a number of EU Member States, including France, Germany, Italy, Luxembourg and Spain. Share capital is provided in the currency of the legally registered office.
Individually significant subsidiaries of UBS AG as of 31 December 2025
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 1.3 97.6
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.
2 Consists of common share capital of USD
1,000
and non-voting preferred share capital of USD
2.9
bn.
3 Consists of common share capital of USD
100,000
and non-voting preferred share capital of USD 1.3 bn.
Other subsidiaries
The table below lists
other direct and indirect
subsidiaries of UBS AG that
are not individually significant
but contribute
to
UBS
AG’s
total
assets
and
aggregated
profit
before
tax
thresholds
and
are
thus
disclosed
in
accordance
with
requirements set by the SEC.
Other subsidiaries of UBS AG as of 31 December 2025
Company Registered office Primary business Share capital in million
Equity interest
accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Bank BRL 164.8 100.0
Bank-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China
Investment Bank HKD 4,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated
structured
entities
(SEs)
include
certain
investment
funds,
securitization
vehicles
and
client
investment
vehicles. UBS AG has no individually significant subsidiaries that are SEs.
In 2025 and 2024, UBS AG did not enter into
any contractual obligation that could require UBS AG to provide financial support to
consolidated SEs. In
addition, UBS
AG did not
provide support, financial
or otherwise, to
a consolidated SE
when UBS AG
was not contractually
obligated to do
so, nor does
UBS AG currently have
any intention to
do so in
the
future.
Furthermore,
UBS
AG
did
not
provide
support,
financial
or
otherwise,
to
a
previously
unconsolidated SE
that
resulted in UBS AG controlling the SE during the reporting period.